Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022 [1]
Current Assets
Cash and cash equivalents	$ 614,753	$ 5,720,569
Restricted cash	711,026	11,108,816
Accounts receivable, net	1,868,931	4,856,637
Other Receivables	50,465	120,304
Due from related parties	4,966,733	351,357
Inventories	755,284	1,001,977
Prepaid expenses and other current assets	666,673	1,090,787
Total Current Assets	9,633,865	24,250,447
Property and equipment, net	456,751	563,131
Right-of-use assets		12,573,710
Other Investments	28,698	28,698
Investments in joint venture	379	373
Goodwill	11,425,148	31,688,887
Intangible assets, net	15,250,751	16,107,293
Other receivables	770,994	732,716
Due from related parties	5,628,298	5,288,264
Other non-current assets	18,889	26,108
Total Non Current Assets	33,579,908	67,009,180
Total Assets	43,213,773	91,259,627
Current Liabilities
Accounts payable	4,406,850	1,672,306
Accrued expenses and other current liabilities	2,419,205	4,381,083
Contract liability	2,750,137	5,820,450
Income tax payable	174,738	355,023
Due to related parties	4,907,181	2,932,090
Lease liabilities		1,590,538
Loans payable - current portion	2,467,656	334,391
Convertible debt obligations - current portion		5,752,328
Short term debt	122,415	539,245
Total Current Liabilities	17,248,182	23,377,454
Due to related parties	1,820	1,729
Lease liabilities		11,394,337
Loans payable – non-current portion	254,455	428,025
Convertible debt obligations - non-current portion		2,223,523
Deferred tax liability	2,280,323	3,391,129
Contingent liabilities	3,714,000	36,488,594
Total Non Current Liabilities	6,250,598	53,927,337
Total Liabilities	23,498,780	77,304,791
Stockholders’ Equity
Contributed capital	81,617,864	108,633,143
Reserves	(8,459,565)	(33,775,101)
Accumulated deficit	(59,132,781)	(67,697,823)
Capital and reserves attributable to owners of Genius Group Limited	14,025,518	7,160,219
Non-controlling interest	5,689,475	6,794,617
Total Stockholders’ Equity	19,714,993	13,954,836
Total Liabilities and Stockholders’ Equity	$ 43,213,773	$ 91,259,627

[1]	Restatement details in Note 2